RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 02, 2020	Aug. 13, 2020	May 31, 2020	Apr. 19, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Debt instrument face amount	$ 10,092,500					$ 9,647,700	$ 27,523,700		$ 27,523,700		$ 10,092,500	$ 9,647,700
Interest expense							85,300	$ 18,700	183,400	$ 90,300	382,900	358,300
Payment to acquire property									175,100	321,800	408,000	402,800
Distributions to owner						495,500						349,400
Amount received in exchage for transfer						0
Land and related mining bond						495,500						495,500
Curb Funding, LLC [Member]
Related Party Transaction [Line Items]
Debt instrument term			1 year
Debt instrument interest rate percentage			12.00%
Debt discounts	0								0		1,100
Outstanding loan balances	51,800					0	0		0		51,800	0
Debt instrument face amount	$ 3,500					0	$ 0		$ 0		3,500	0
Olympic Views, LLC [Member]
Related Party Transaction [Line Items]
Payment to acquire property		$ 3,430,000									$ 3,430,000
Olympic Views, LLC [Member] | Chief Executive Officer and President [Member]
Related Party Transaction [Line Items]
Ownership percentage		50.00%
SGRE, LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage	100.00%						100.00%		100.00%		100.00%
Percentage of commision payable	25.00%						25.00%		25.00%		25.00%
Commission payable									$ 0		$ 0
Commission expense							$ 26,800	0	41,900	78,300	136,500	0
Commission payable	$ 0					0					0	0
Due to related party	$ 0					8,100					0	8,100
Richard Schmidktke [Member]
Related Party Transaction [Line Items]
Fees payable									0		500	13,500
Accounting expenses							$ 500	12,000	$ 500	34,300	$ 51,000	26,300
Construction Loans [Member]
Related Party Transaction [Line Items]
Debt instrument term									1 year		1 year
Construction Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage	8.00%						5.00%		5.00%		8.00%
Construction Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage	40.00%						39.00%		39.00%		40.00%
Construction Loans [Member] | Sound Equity, LLC [Member]
Related Party Transaction [Line Items]
Debt instrument term									1 year
Loan origination fees							$ 465,200	0	$ 552,800	0
Debt discounts									466,000		$ 202,500
Prepaid interest							1,141,800	$ 293,400	1,431,100	621,300
Prepaid interest reserve	$ 466,600						1,431,600		1,431,600		466,600
Outstanding loan balances	6,489,900						$ 12,250,200		12,250,200		6,489,900
Interest expense									$ 2,800	0
Construction Loans [Member] | Sound Equity, LLC [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage							8.49%		8.49%
Construction Loans [Member] | Sound Equity, LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage							12.00%		12.00%
Construction Loans [Member] | Olympic Views, LLC [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage					12.00%
Outstanding loan balances	0					442,000	$ 0		$ 0		0	442,000
Debt instrument face amount					$ 442,000
Interest expense									$ 0	$ 33,200	$ 17,400	37,600
Ownership percentage					50.00%
Debt instrument maturity date					Apr. 19, 2020
Accrued interest				$ 55,000
Share issued price per share				$ 6.00
Stock issued during period shares				82,826
Construction Loans [Member] | Sound Capital Loans Inc [Member]
Related Party Transaction [Line Items]
Debt instrument term											1 year
Loan origination fees											$ 418,300	771,700
Debt discounts											202,500	402,300
Prepaid interest reserve	466,600					451,500					466,600	451,500
Outstanding loan balances	6,438,100					14,935,000					6,438,100	14,935,000
Interest expense											3,000	0
Prepaid interest	$ 726,500					$ 705,700					$ 726,500	$ 705,700
Construction Loans [Member] | Sound Capital Loans Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage	7.99%										7.99%
Construction Loans [Member] | Sound Capital Loans Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate percentage	12.00%										12.00%